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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.): [_]is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Chatterjee Management Company (a)
Address:       888 Seventh Avenue
               New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Vijay Chaudhry
Title:         Chief Financial Officer
Phone:         212-333-9888

Signature, Place, and Date of Signing:


/S/ Vijay Chaudhry                    New York, New York            May 15, 2002
-------------------------             ------------------            ------------
[Signature]                           [City, State]                 [Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
                                                                  -----
Form 13F Information Table Entry Total:                              16
                                                                  -----
Form 13F Information Table Value Total:                          $44,316
                                                                 --------
                                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                    CHATTERJEE MANAGEMENT COMPANY
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED MARCH 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                           Title of            Value    Shares/    SH/ Put/   Investment          Other          Voting Authority
Name of Issuer             Class    CUSIP     (x $1000) PRN Amt    PRN Call   Discretion          Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Sole   Shared   None             Sole    Shared   None
                                                                                     Instr

------------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC            COM      036916104     $42       6,395  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BRIO SOFTWARE INC          COM      109704106    $129      51,000  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION            COM      12487Q109 $17,744   1,954,822  SH         X                               X
SVCS GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC    COM      204912109    $541      24,700  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                COM      208464107     $68      18,895  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COSINE COMMUNICATIONS INC  COM      221222102    $384     295,600  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC          COM      22674V100  $4,275   1,891,479  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EGAIN COMMUNICATIONS       COM      28225C103    $138     158,900  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC             COM      46114T102    $901     150,348  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYS INC           COM      683718100    $727     130,000  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PORTAL SOFTWARE INC        COM      736126103    $145      95,000  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNICATIONS  COM      741929103    $175     343,690  SH         X                               X
GRP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP                   COM      749361101    $109      77,539  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
REDBACK NETWORKS INC       NOTE     757209AB7    $545   1,000,000  PRN        X                               X
                           5.000%
                           4/0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC              COM      816288104  $1,489     385,659  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                 COM      871130100 $16,904     967,611  SH         X                               X
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 16 DATA RECORDS                      $44,316          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

